Note 25 - Share Capital	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
25	Share capital

Authorised

Unlimited number of ordinary shares of no par value.

Unlimited number of preference shares of no par value.

Issued ordinary shares

	Number of fully paid shares	Amount
January 1, 2022	12,756,606	82,667
Shares issued:
- share-based payment - employees (note 12.1(a))	76,520	804
December 31, 2022	12,833,126	83,471
Shares issued:
- share-based payment - employees (note 12.1(a))	24,389	351
- equity raise*	1,207,514	15,569
- Bilboes Gold Limited acquisition (note 5)	5,123,044	65,677
December 31, 2023	19,188,073	165,068

*

Gross proceeds of $10,770 with a transaction cost of $846 were raised by issuing depository interests on the AIM of the London Stock Exchange

Gross proceeds of $5,850 with a transaction cost of $205 were raised by issuing depository receipts on the VFEX.

During quarter one of 2023, Mark Learmonth, Chief Executive Officer, and Toziyana Resources Limited, a company affiliated with Victor Gapare, executive Director of the Company, subscribed for 3,587 and 11,000 depositary interests respectively in the equity raise.